JPMorgan SmartRetirement Blend 2055 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2055 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,388
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,032
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	733
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	234
Expense Example, with Redemption, 10 Years	549
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	94
Expense Example, with Redemption, 5 Years	178
Expense Example, with Redemption, 10 Years	$ 425